INVESTMENTS IN ASSOCIATED COMPANIES	6 Months Ended
Jun. 30, 2024
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN ASSOCIATED COMPANIES	INVESTMENTS IN ASSOCIATED COMPANIES
As at June 30, 2024 and December 31, 2023, we had the following participation in investments that are recorded using the equity method:

(% of ownership)	2024	2023
TFG Marine Pte Ltd ("TFG Marine")	10.00%	10.00%
SwissMarine Pte. Ltd. ("SwissMarine")	15.92%	15.92%
United Freight Carriers LLC ("UFC")	50.00%	50.00%

Movements in equity method investments for the six months ended June 30, 2024 are summarized as follows:

(in thousands of $)	SwissMarine	Other	Totals
Balance as of December 31, 2023	48,622	9,914	58,536
Distributions received from associated companies	—	(978)	(978)
Share of income/ (loss)	(4,025)	(951)	(4,976)
Balance as of June 30, 2024	44,597	7,985	52,582